Employee Benefit Plans (Allocation of Share-based Compensation Costs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 245,428	$ 198,682
Income tax benefit	98,024	79,354
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	152,349	140,873
Income tax benefit	$ 60,848	$ 56,265